Future minimum lease payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Future Minimum Lease Payments [Line Items]
Capital Leases, Future Minimum Payments Receivable, Current	$ 127,901
Capital Leases, Future Minimum Payments, Receivable in Two Years	112,768
Capital Leases, Future Minimum Payments, Receivable in Three Years	99,531
Capital Leases, Future Minimum Payments, Receivable in Four Years	83,518
Capital Leases, Future Minimum Payments, Receivable Due Thereafter	74,177
Total Minimum Lease Payments	$ 497,895	$ 493,022